Convertible Notes Payable - Additional Information (Details) - USD ($) $ / shares in Units, shares in Millions	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jun. 06, 2019	Sep. 21, 2018	Dec. 31, 2016
Debt Instrument [Line Items]
Interest rate										8.00%
Debt instrument, principal face amount				$ 10,500,000		$ 10,500,000		$ 4,500,000		$ 2,000,000
Exercise price of warrants				$ 0.23		$ 0.23		$ 0.22	$ 1,569			$ 910,000
Debt discount on senior notes				$ 200,000		$ 200,000		$ 2,500,000
Loss on issuance of financial instrument				6,000	$ 2,826,000	6,000	$ 2,826,000	2,826,000	$ 0
Fair value of warrants being reclassified from liability to equity						7,000		4,210,000
Loss on debt extinguishment								0	$ (9,613,000)
Notes payable maturity amount				$ 10,300,000		$ 10,300,000		$ 2,000,000
Minimum [Member]
Debt Instrument [Line Items]
Exercise price of warrants				$ 0.01		$ 0.01		$ 0.01	$ 1,225			281,750
Maximum [Member]
Debt Instrument [Line Items]
Exercise price of warrants				$ 10.00		$ 10.00		10.00	$ 19,712,000			$ 19,712,000
June 2018 Series D Warrants [Member]
Debt Instrument [Line Items]
Shares issuable upon warrants exercised			4.2		4.2		4.2
Warrants expiration period			5 years		5 years		5 years
Warrants value			$ 5,100,000		$ 5,100,000		$ 5,100,000
Debt discount on senior notes			2,300,000		$ 2,300,000		$ 2,300,000
Loss on issuance of financial instrument			$ 2,800,000
June 2018 Series D Warrants [Member] | Minimum [Member]
Debt Instrument [Line Items]
Exercise price of warrants			$ 1.75		$ 1.75		$ 1.75
June 2018 Series D Warrants [Member] | Maximum [Member]
Debt Instrument [Line Items]
Exercise price of warrants			$ 4.00		$ 4.00		$ 4.00
June 2018 Pre-Funded Series D Warrants [Member]
Debt Instrument [Line Items]
Shares issuable upon warrants exercised	22.2		65.0		65.0		65.0
Exercise price of warrants			$ 0.01		$ 0.01		$ 0.01
Warrants expiration period			5 years		5 years		5 years
Warrants exercisable period		Jul. 20, 2018
Fair value of warrants being reclassified from liability to equity		$ 4,200,000
June 2018 Pre-Funded Series D Warrants [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Shares issuable upon warrants exercised			13.0		13.0		13.0
June Two Thousand Eighteen and July Two Thousand Eighteen Notes [Member]
Debt Instrument [Line Items]
Debt instrument, conversion price	$ 1.75
Percentage of subsequent financings used to repayment of notes payable	50.00%
Minimum percentage of change in cash flows	10.00%
Loss on debt extinguishment	$ 1,100,000
July Two Thousand Eighteen Pre Funded Series D Warrants
Debt Instrument [Line Items]
Shares issuable upon warrants exercised	15.8
July Two Thousand Eighteen Pre Funded Series D Warrants | Second Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Shares issuable upon warrants exercised		9.2
Senior Secured Convertible Notes
Debt Instrument [Line Items]
Interest rate											8.00%
Debt instrument, principal face amount											$ 9,400,000
Debt instrument, conversion price								$ 1.75
Debt instrument maturity start date						Dec. 31, 2018		Dec. 31, 2018
Debt instrument maturity end date						Mar. 31, 2021		Mar. 31, 2021
August 2018 Convertible Note [Member]
Debt Instrument [Line Items]
Notes payable maturity amount	$ 2,500